Due From/To Brokers (Millburn Multi-Markets Trading L.P. [Member])	12 Months Ended
Dec. 31, 2014
Millburn Multi-Markets Trading L.P. [Member]
Due From/To Brokers
5.	DUE FROM/TO BROKERS

At December 31, 2014 and 2013, due from and due to brokers balances, if any, in the Statements of Financial Condition include net cash receivable from each broker and net cash payable to each broker, respectively.